Management incentive agreement - Summary Of Movements In Share Awards (Detail) - units	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary Of Movements In Share Awards [Abstract]
Outstanding at beginning of the period (units)	886	878
Granted during the period (units)	34	8
Forfeited during the period (units)	(30)
Exercised during the period (units)
Expired during the period (units)
Outstanding at end of the period (units)	890	886